Corporate information and going concern	3 Months Ended
Nov. 30, 2021
Corporate Information And Going Concern
Corporate information and going concern

1.           Corporate information and going concern

(a) Corporate information

Engine Gaming and Media Inc. (formerly Engine Media Holdings, Inc.) (“Engine” or the “Company”) was incorporated under the Business Corporations Act (Ontario) on April 8, 2011. The registered head office of the Company is 77 King St. West, Suite 3000, PO Box 95, TD Centre – North Tower, Toronto, Ontario, M5K 1G8, Canada.

Pursuant to shareholder approval at the October 6, 2021, shareholders’ meeting, effective October 19, 2021, the Company changed its name to Engine Gaming and Media, Inc. The Company’s common shares trade on the TSX Venture Exchange under the trading symbol GAME.V and NASDAQ under the trading symbol GAME.

The Company focuses on accelerating new, live, immersive esports and interactive gaming experiences for consumers through its partnerships with traditional and emerging media companies and providing online interactive technology and monetization services.

(b)	Going concern

These interim condensed consolidated financial statements have been prepared on a going concern basis, which contemplates that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. Accordingly, they do not give effect to adjustments that would be necessary should the Company be unable to continue as a going concern, and therefore be required to realize its assets and liquidate its liabilities and commitments in other than the normal course of business and at amounts different from those in the accompanying consolidated financial statements. Such adjustments could be material. It is not possible to predict whether the Company will be able to raise adequate financing or to ultimately attain profit levels of operations.

The Company has not yet realized profitable operations and has incurred significant losses to date resulting in a cumulative deficit of $114,168,493 as of November 30, 2021 (August 31, 2021 –$112,814,973). The recoverability of the carrying value of the assets and the Company’s continued existence is dependent upon the achievement of profitable operations, or the ability of the Company to raise alternative financing, if necessary. While management has been historically successful in raising the necessary capital, it cannot provide assurance that it will be able to execute on its business strategy or be successful in future financing activities. As of November 30, 2021, the Company had a working capital deficiency of $2,399,004 (August 31, 2021 – working capital deficiency of $937,584) which is comprised of current assets minus current liabilities. The Company also faces uncertain future impacts from COVID-19 (Note 3(b)).

These conditions indicate the existence of a material uncertainty that may cast significant doubt about the Company’s ability to continue as a going concern and, therefore, the Company may be unable to realize its assets and discharge its liabilities in the normal course of business.